8% SENIOR CONVERTIBLE DEBENTURES (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument, Redemption [Line Items]
Stated Interest Rate	8.00%	8.00%	8.00%
Long-term Debt, Gross	$ 339,000	$ 3,333,332	$ 0
Discount		0	(50,467)
Current portion of 8% convertible promissory notes, net of debt discount	178,000	931,942	0
8% Senior Convertible Debenture Issuance One [Member]
Debt Instrument, Redemption [Line Items]
Issue Date	Oct. 02, 2013	Oct. 02, 2013
Maturity Date	Oct. 02, 2014	Oct. 02, 2014
Stated Interest Rate	8.00%	8.00%
Conversion Terms	Variable conversion price currently at $0.04	Variable conversion price
Long-term Debt, Gross	150,000	1,788,889	0
8% Senior Convertible Debenture Issuance Two [Member]
Debt Instrument, Redemption [Line Items]
Issue Date	Sep. 06, 2013	Sep. 06, 2013
Maturity Date	Sep. 06, 2014	Sep. 06, 2014
Stated Interest Rate	8.00%	8.00%
Conversion Terms	Variable conversion price, currently at $0.04	Variable conversion price
Long-term Debt, Gross	189,000	1,544,443	0
8% Senior Convertible Debenture Issuance One And Two [Member]
Debt Instrument, Redemption [Line Items]
Discount	(161,000)	(2,401,390)	0
8% Senior Convertible Debentures [Member]
Debt Instrument, Redemption [Line Items]
Stated Interest Rate		8.00%
Current portion of 8% convertible promissory notes, net of debt discount	$ 178,000	$ 931,942	$ 0